Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 19, 2023, the date of issuance of the consolidated financial statements, except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

Settlement agreement with China Renaissance Securities (Hong Kong) Limited

China Renaissance Securities (Hong Kong) Limited (“CRS”) and the Group are each party to a letter of engagement dated 12 February 2022 (the “Engagement Letter”).

On November 15, 2022, CRS issued an invoice in the sum of US$5.5 million to the Group (the “Principal” and the “Invoice”), which it considers was due and payable pursuant to the Engagement Letter. The Company did not pay the Invoice.

On February 17, 2023, CRS filed proceedings FSD 40 of 2023 in the Grand Court of the Cayman Islands (the “Proceedings” and the “Court”), being a winding up petition to appoint official liquidators to the Company, on the ground that it is unable to pay its debts (the “Petition”). The Petition was listed to be heard before the Court at 9.30am (Cayman time) on April 25, 2023.

On March 27, 2023, the Group and CRS entered into a settlement agreement as a compromise of all and any disputed claims known or unknown between them. Pursuant to the agreement, CRS consents to the withdrawal of the Proceedings with no order as to costs (the “Withdrawal”) while the Group shall pay CRS the sum of US$4,250,000 on or before March 29, 2023. On March 28, 2023, the Group had paid US$4.25 million to CRS in full. The Petition was cancelled on April 12, 2023 because of the settlement.

Linklaters Petition

On April 13, 2023, a winding up petition was brought by Linklaters LLP (“Linklaters”) against ICONIQ before the Cayman Grand Court (the “Linklaters Petition”). Linklaters is claiming a total amount of US$2.1 million pursuant to an engagement letter dated 25 February 2022 and a supplemental agreement dated 26 August 2022.

On May 15, 2023, the Group and Linklaters entered into a settlement agreement as a compromise of all and any disputed claims known or unknown between them. Under the agreement, the Group should pay $1.7 million in full as final settlement on May 17, 2023. On May 16, 2023, the Group had paid $1.7 million in full.

Loop Capital Petition

On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated 11 February 2022. The Company’s management believes that the allegations in the Loop Capital Petition lack merit, and the Company intends to vigorously defend the action. As of December 31, 2022, the Group considered the possibility of the Group to bear the obligation of this payments Loop Capital requested is less likely than not.

Employee lawsuits

In April 2023, two employees filed lawsuits against the Group claiming employee benefits of $0.4 million, the Group considered the possibility of the Group to bear the obligation of this payments is less likely than not.

Purchase of vehicles

In 2023, the Group entered into several vehicle purchase agreements with vehicle manufacturers to purchase a total number of 1,275 vehicles.

Sales of vehicles

In January 2023, the Group entered into a vehicle sales agreement with a customer who placed annually minimum order quantity of 500 units in 2023, 1,000 units in 2024 and 2,000 units in 2025.